TAXATION (Details 7) (Valuation allowance - Deferred tax assets, CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Valuation allowance - Deferred tax assets
Roll forward of the valuation allowance
Balance at beginning of period	543	508	554
Additions	36	385	508
Reversals	(115)	(350)	(554)
Balance at end of period	464	543	508